DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 81.4%
	EQUITY - 81.4%
55,200	Franklin FTSE Australia ETF	$ 1,397,129
100,730	Franklin FTSE Brazil ETF	1,852,425
109,899	Franklin FTSE Canada ETF	3,309,059
122,989	Franklin FTSE China ETF	2,101,882
120,789	Franklin FTSE Germany ETF(a)	2,466,209
64,394	Franklin FTSE Hong Kong ETF(a)	1,163,065
60,893	Franklin FTSE India ETF	1,927,568
228,755	Franklin FTSE Japan ETF	6,050,569
69,765	Franklin FTSE Russia ETF(a),(b),(c),(d)	698
64,970	Franklin FTSE South Korea ETF	1,320,944
160,500	Franklin FTSE Switzerland ETF(a)	4,798,164
68,020	Franklin FTSE Taiwan ETF	2,477,969
132,701	Franklin FTSE United Kingdom ETF	3,173,014
206,650	iShares China Large-Cap ETF	5,482,425
88,813	iShares MSCI Australia ETF	1,910,368
18,828	iShares MSCI Brazil ETF	577,455
700	iShares MSCI Denmark ETF	70,357
242,093	iShares MSCI France ETF	8,616,089
89,893	iShares MSCI Germany ETF(e)	2,355,197
59,189	iShares MSCI India ETF	2,617,338
41,794	iShares MSCI Indonesia ETF	930,752
58,786	iShares MSCI Italy ETF	1,788,270
114,129	iShares MSCI Japan ETF(e)	6,880,836
22,695	iShares MSCI Malaysia ETF	467,290
26,613	iShares MSCI Mexico ETF(e)	1,549,675
78,234	iShares MSCI Netherlands ETF	2,974,457
3,835	iShares MSCI New Zealand ETF	169,852
22,707	iShares MSCI South Africa ETF	854,237
33,133	iShares MSCI South Korea ETF(e)	1,952,859
60,880	iShares MSCI Switzerland ETF	2,652,542
4,899	iShares MSCI Thailand ETF(e)	306,139
87,146	iShares MSCI United Kingdom ETF	2,757,299
34,100	JPMorgan BetaBuilders Canada ETF	1,982,915

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 81.4% (Continued)
	EQUITY - 81.4% (Continued)
18,218	JPMorgan BetaBuilders Europe ETF	$ 926,021
	TOTAL EXCHANGE-TRADED FUNDS (Cost $82,733,755)	79,861,068

	SHORT-TERM INVESTMENTS — 32.5%
	COLLATERAL FOR SECURITIES LOANED - 13.2%
13,008,407	Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (Cost $13,008,407)(f)	13,008,407

	MONEY MARKET FUND - 19.3%
18,909,735	First American Treasury Obligations Fund, Class X, 5.27% (Cost $18,909,735)(f)	18,909,735

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,918,142)	31,918,142

	TOTAL INVESTMENTS - 113.9% (Cost $114,651,897)	$ 111,779,210
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.9)%	(13,610,494)
	NET ASSETS - 100.0%	$ 98,168,716

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Non-income producing security.
(c)	Security is currently being valued according to fair value procedures approved by the Board of Trustees.
(d)	Restricted security.
(e)	All or a portion of this security is on loan. The total fair value of securities on loan as of September 30, 2023 was $12,618,092.
(f)	Rate disclosed is the seven day effective yield as of September 30, 2023.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.1%
	EQUITY - 82.8%
127,390	Communication Services Select Sector SPDR Fund(a)	$ 8,352,962
105,937	Consumer Discretionary Select Sector SPDR Fund(a)	17,053,738
101,615	Consumer Staples Select Sector SPDR Fund	6,992,128
117,289	Energy Select Sector SPDR Fund	10,601,753
512,240	Financial Select Sector SPDR Fund	16,991,001
80,813	Health Care Select Sector SPDR Fund(a)	10,403,866
55,500	Industrial Select Sector SPDR Fund	5,626,590
46,995	iShares Russell 2000 Value ETF(a)	6,370,172
35,430	Materials Select Sector SPDR Fund	2,783,027
137,405	Technology Select Sector SPDR Fund(a)	22,524,801
42,430	Utilities Select Sector SPDR Fund	2,500,400
		110,200,438
	FIXED INCOME - 13.3%
48,092	iShares 3-7 Year Treasury Bond ETF	5,442,091
25,648	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	2,616,609
174,710	Vanguard Long-Term Treasury ETF(a)	9,698,152
		17,756,852

	TOTAL EXCHANGE-TRADED FUNDS (Cost $112,870,049)	127,957,290

	SHORT-TERM INVESTMENTS — 25.7%
	COLLATERAL FOR SECURITIES LOANED - 25.1%
33,480,084	Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (Cost $33,480,084)(b)	33,480,084

	MONEY MARKET FUND - 0.6%
782,097	First American Treasury Obligations Fund, Class X, 5.27% (Cost $782,097)(b)	782,097

	TOTAL SHORT-TERM INVESTMENTS (Cost $34,262,181)	34,262,181

	TOTAL INVESTMENTS - 121.8% (Cost $147,132,230)	$ 162,219,471
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.8)%	(29,015,072)
	NET ASSETS - 100.0%	$ 133,204,399

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. The total fair value of securities on loan as of September 30, 2023 was $32,765,713.
(a)	Rate disclosed is the seven day effective yield as of September 30, 2023.